Discontinued Operations	12 Months Ended
Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operations, [Text Block]
Discontinued Operations

North American Coatings and Composite Resins Business
On May 31, 2011, the Company sold its North American coatings and composite resins business (“CCR Business”) to PCCR USA, Inc., a subsidiary of Investindustrial, a European investment group. For the years ended December 31, 2011 and 2010, the CCR Business had net sales of $114 and $221, respectively, and pre-tax loss of $3 and $2, respectively. The CCR Business is reported as a discontinued operation for all periods presented.
Global Inks and Adhesive Resins Business
On January 31, 2011, the Company sold its global inks and adhesive resins business (“IAR Business”) to Harima Chemicals Inc. For the years ended December 31, 2011 and 2010, the IAR Business had net sales of $31 and $356, respectively, and pretax income of $6 and $2, respectively. The IAR Business is reported as a discontinued operation for all periods presented.